UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21247

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BNY/IVY MULTI-STRATEGY HEDGE FUND, LLC

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(Exact name of registrant as specified in charter)

c/o Ivy Asset Management LLC

One Jericho Plaza

Jericho, NY 11753

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(Address of principal executive offices) (Zip code)

Peter M. Sullivan, Esq.

The Bank of New York Mellon Corporation

One Boston Place, 024-0081

Boston, Massachusetts 02108

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(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-525-5217

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Date of fiscal year end: March 31

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Date of reporting period: July 1, 2008 - June 30, 2009

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ITEM 1. PROXY VOTING RECORD:

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the registrant was entitled to vote. The Fund did participate in the following issuer proposals, amendments, consents and/or resolutions.

Issuer Name	Exchange Ticker Symbol	CUSIP Number	Date of Consent	Matter Identification	Matter Proposed By Issuer/ Security Holder	Whether Registrant Cast Vote (Yes/No)	How Registrant Cast Vote	Whether Registrant Cast Vote For/Against Management
Aristeia Partners LP	N/A	N/A	2/2/2009	Consent to gate	Issuer	Yes	Consent	For
Basso Multi Strategy Fund LP	N/A	N/A	11/3/2008	Consent to lock-up or exchange to “Residual Class”	Issuer	Yes	Exchange to Residual Class	N/A
Deephaven Event Fund LLC	N/A	N/A	3/27/2009	Consent to Asset Purchase Agreement	Issuer	Yes	Consent	For
Longacre Capital Partners QP LP	N/A	N/A	11/24/2008	Exchange to new share class with longer lock-up and reduced fees or remain in existing share class	Issuer	Yes	Remain in Existing Class	N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY/IVY MULTI-STRATEGY HEDGE FUND, LLC

By:	/s/ DAVID K. MOSSMAN
David K. Mossman, President

Date:	August 27, 2009